BUSINESS COMBINATION (Allocation of Consideration Based on Fair Value, Huayong) (Details) - USD ($) $ in Thousands	1 Months Ended
	Jan. 25, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2013
Business Acquisition [Line Items]
Goodwill		$ 319,280	$ 320,424	$ 76,020
Huayong [Member]
Business Acquisition [Line Items]
Fair value of previously held 39.01% equity interests	$ 43,406
Cash consideration	249				$ 2,060
Shares consideration	40,808
Total	84,463
Cash	294
Other current assets	2,974
Fixed assets	98
Identifiable intangible assets acquired	12,796
Goodwill	97,657
Liability assumed	(5,544)
Fair value of non-controlling interest	(23,812)
Total	$ 84,463